Convertible Instruments (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 BRL (R$)	Apr. 25, 2025 BRL (R$)	Jan. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	7.50%
Balance in the biginning of the period	R$ 9,698,912		R$ 7,232,699
Borrowings, payments of principal	(1,723,166)		(1,907,123)
Borrowings, payments of interest	1,340,728		792,152
Interest costs incurred	1,399,094		865,107
Borrowings, foreign exchange gain (loss)	2,749,867		(388,299)
Amortised cost	113,908		44,894
Balance at the end of the period	14,981,417		9,698,912		R$ 7,232,699
Convertible instruments	124,321		25,807
Non-current convertible instruments	1,058,047		1,175,803
Non-current portion of non-current borrowings	12,774,218		8,598,861		6,119,759
Issue amount						R$ 1,661,441	$ 525,000,000
Restructuring of debentures	R$ 0		R$ 352,430		0
US Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period | $		$ 8,713,825,000		$ 5,924,291,000
Borrowings, payments of principal | $		(581,276,000)		(680,955,000)
Borrowings, payments of interest | $		1,179,020,000		(601,458,000)
Interest costs incurred | $		1,223,371,000		670,061,000
Borrowings, foreign exchange gain (loss) | $		2,749,867,000		(388,299,000)
Amortised cost | $		76,743,000		33,158,000
Balance at the end of the period | $		$ 13,543,411,000		$ 8,713,825,000
Convertible Debenture Instrument
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	12.30%		12.30%
Borrowings Effective Interest Rate	12.30%		12.30%
Maturity term	Oct-28	Oct-28	Oct-28	Oct-28
Balance in the biginning of the period	R$ 1,201,610		R$ 1,403,719
Borrowing Variation of Conversion Right	(437,035)		25,249
Borrowings, payments of principal			(542,496)
Borrowings, payments of interest	(76,382)		(100,928)
Interest costs incurred	273,826		242,608
Borrowings, foreign exchange gain (loss)	220,349		(62,232)
Borrowing Restructuring Result			233,068
Amortised cost			2,622
Balance at the end of the period	1,182,368		1,201,610		1,403,719
Convertible instruments	124,321		25,807		14,789
Non-current convertible instruments	1,058,047		1,175,803		1,388,930
Reserve of equity component of convertible instruments	51,740		488,775
Convertible Debenture Instrument | US Dollars
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	1,201,610		1,403,719
Borrowing Variation of Conversion Right	(437,035)		25,249
Borrowings, payments of principal			(542,496)
Borrowings, payments of interest	(76,382)		(100,928)
Interest costs incurred	273,826		242,608
Borrowings, foreign exchange gain (loss)	220,349		(62,232)
Borrowing Restructuring Result			233,068
Amortised cost			2,622
Balance at the end of the period	1,182,368		1,201,610		R$ 1,403,719
Convertible Debenture Instrument | Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	25,807
Balance at the end of the period	124,321		25,807
Convertible Debenture Instrument | Year five
Disclosure of detailed information about borrowings [line items]
Balance in the biginning of the period	1,175,803
Balance at the end of the period	R$ 1,058,047		R$ 1,175,803